UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual Repor t

Legg Mason

Permal Tactical Allocation Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Permal Tactical Allocation Fund

Fund’s objectives

The Fund is managed as a tactical asset allocation program. The Fund seeks to provide total return in excess of a traditional 60/30/10 (equity/fixed income/cash) portfolio over the medium term.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Permal Tactical Allocation Fund for the six-month reporting period ended June 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2012

Legg Mason Permal Tactical Allocation Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas and in some cases, fell back into a recession. In April 2012, the International Monetary Fund (“IMF”) stated that “global growth is projected to drop from about 4% in 2011 to about 3.5% in 2012 because of weak activity during the second half of 2011 and the first half of 2012.” The IMF now anticipates 2012 growth will be -0.3% in the Eurozone and 2.0% in Japan. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that growth will fall from approximately 5.8% in 2011 to 5.7% in 2012.

IV	Legg Mason Permal Tactical Allocation Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What actions did international central banks take during the reporting period?

A. Looking back, given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011 and then to 1.00% in December, equaling its all-time low. In July, after the reporting period ended, the ECB cut rates to 0.75%, a record low. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, with growth rates declining, both China and India lowered their cash reserve ratio for banks. China also cut its key interest rate in early June, and again in July, after the reporting period ended.

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a strong start, the U.S. stock market gave back a portion of its gains in the second half of the reporting period. Investor risk appetite was generally robust over the first half of the period due to some better-than-expected economic data and signs of progress in Europe. However, fears related to the European sovereign debt crisis caused the market to modestly weaken in April. The sell-off escalated in May, given renewed fears of contagion from Europe and some disappointing economic data in the U.S. The market then rallied in June, given some positive developments in the Eurozone, as well as increased expectations for a third round of quantitative easing by the Fed. All told, for the six months ended June 30, 2012, the S&P 500 Indexv returned 9.49%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended June 30, 2012, with the large-cap Russell 1000 Indexvi returning 9.38%. In contrast, the Russell Midcap Indexvii and the small-cap Russell 2000 Indexviii returned 7.97% and 8.53%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 9.98% and 8.64%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. The international developed stock market, as measured by the MSCI EAFE Indexxi posted a positive return but lagged its U.S. counterpart during the six months ended June 30, 2012, gaining 2.96%. This

Legg Mason Permal Tactical Allocation Fund	V

relative underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis and expectations for Europe to fall back into a recession. Emerging market equities also experienced periods of volatility given the situation in Europe and fears of a hard economic landing for China’s economy. All told, during the six months ended June 30, 2012, the MSCI Emerging Markets Indexxii returned 3.93%.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Fed actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first three months of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationxiii Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexxiv returned 2.37%.

Q. How did the high-yield market perform over the six months ended June 30, 2012?

A. The U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, they proved to be temporary setbacks. All told, the high-yield market gained 7.23% for the six months ended June 30, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. After a strong start, the asset class gave back a portion of its gains in May. During much of the first four months of the period, emerging market debt was supported by solid growth in developing countries and overall strong demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in the U.S. and fears that China’s economy would experience a hard landing, caused the asset class to fall sharply in May 2012. The asset class then moved higher in June as investor risk appetite returned. Overall, the

VI	Legg Mason Permal Tactical Allocation Fund

Investment commentary (cont’d)

JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi returned 7.45% over the six months ended June 30, 2012.

Performance review

For the six months ended June 30, 2012, Class A shares of Legg Mason Permal Tactical Allocation Fund, excluding sales charges, returned 4.01%. The Fund’s unmanaged benchmarks, the MSCI World Indexxvii (Gross), the Barclays U.S. Aggregate Index and the Citigroup 90-Day U.S. Treasury Bill Indexxviii, returned 6.29%, 2.37% and 0.03%, respectively, for the same period. The 60/30/10 Compositexix returned 4.67% for the same period. The Lipper Global Flexible Portfolio Funds Category Average1 returned 3.36% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
(excluding sales charges)	6 months
Legg Mason Permal Tactical Allocation Fund:
Class A	4.01%
Class C	3.64%
Class FI	4.01%
Class I	4.16%
Class IS	4.16%
MSCI World Index (Gross)	6.29%
Barclays U.S. Aggregate Index	2.37%
Citigroup 90-Day U.S. Treasury Bill Index	0.03%
60/30/10 Composite	4.67%
Lipper Global Flexible Portfolio Funds Category Average[1]	3.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The composition of the Fund’s investment portfolio will vary over time, based on Permal’s overall allocation decisions and top-down and bottom-up implementation. The Fund may change, from time to time, the underlying funds, whether affiliated or unaffiliated, in which it invests without notice to shareholders.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 2.19%, 2.95%, 2.34%, 1.90% and 2.09%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of shares of closed-end funds, ETFs, ETNs and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses, to average net assets is not expected to exceed 1.75% for Class A shares, 2.50% for Class C shares, 1.75% for Class FI shares, 1.50% for Class I shares and 1.50% for Class IS

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 381 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Permal Tactical Allocation Fund	VII

shares. Acquired fund fees and expenses are subject to these arrangements. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2012

RISKS: Investing in equity securities involves market risk. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may invest in hedge funds, private investments, commodities, foreign currencies, infrastructure investments, and real estate. These investments are speculative, may be illiquid, and involve substantial risks. Short selling may result in significant losses. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield bonds are rated below investment grade and involve greater credit and liquidity risk than higher-rated securities. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. There are additional risks and other expenses associated with investing in underlying funds rather than directly in portfolio securities. For instance, the underlying funds may borrow money to leverage their investments. Leverage may result in greater volatility of investment returns and may increase a shareholder’s risk of loss. In addition to the Fund’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds. For example, shareholders will pay management fees of both the Fund and the underlying funds. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VIII	Legg Mason Permal Tactical Allocation Fund

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii	The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.

xviii	The Citigroup 90-Day U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day U.S. Treasury bills.

xix

The 60/30/10 Composite is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 60% MSCI World Index (Gross), 30% Barclays U.S. Aggregate Index and 10% Citigroup 90- Day U.S. Treasury Bill Index.

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	1

Fund at a glance (unaudited)

Legg Mason Permal Tactical Allocation Fund Breakdown† (%) as of — June 30, 2012

Investments in Underlying Funds

% of Total Long-Term Investments	Top 5 Sectors
8.2 Vanguard Specialized Funds — Vanguard Dividend Appreciation Index Fund, ETF Shares	Consumer Staples Industrials Consumer Discretionary Energy Materials
7.0 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
7.0 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
6.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
6.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
5.5 Legg Mason Partners Institutional Trust — Western Asset Institutional U.S. Treasury Reserves, Institutional Class Shares	U.S. Treasury Bills U.S. Treasury Notes U.S. Government Obligations
4.3 iShares, Inc. — iShares MSCI Japan Index Fund	Industrials Consumer Discretionary Financials Information Technology Consumer Staples

†	Subject to change at any time.

2	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Fund at a glance (unaudited) (cont’d)

Legg Mason Permal Tactical Allocation Fund Breakdown† (%) as of — June 30, 2012

% of Total Long-Term Investments	Top 5 Sectors
4.1 The Royce Fund — Royce Special Equity Fund, Institutional Class Shares	Consumer Discretionary Industrials Information Technology Materials Consumer Staples
3.9 BH Macro Ltd. USD Shares	Hedge Fund
3.2 SPDR S&P Regional Banking ETF	Regional Banks or Thrifts
3.1 iShares Trust — iShares Dow Jones U.S. Technology Sector Index Fund	Technology Hardware & Equipment Software & Computer Services S-T Securities
3.1 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials
3.0 Ashmore Emerging Markets Total Return Fund, Institutional Class Shares	Corporate Bond Government Cash & Equivalents Convertible Government Related
3.0 Natixis Funds Trust II — ASG Managed Futures Strategy Fund, Class Y Shares	Interest Rate Futures Sovereign Debt Futures Equity Futures Commodity Futures Currency Futures and Forwards
3.0 John Hancock Funds II — John Hancock Currency Strategies Fund, Class R6 Shares	U.S. Government Cash & Cash Equivalents
2.3 iShares, Inc. — iShares MSCI Mexico Investable Market Index Fund	Consumer Staples Telecommunication Services Materials Industrials Financials
2.2 The China Fund, Inc.	Semiconductors & Semiconductor Equipment Pharmaceuticals Oil, Gas & Consumable Fuels Food Products Electronic Equipment & Instruments
2.0 Morgan Stanley China A Share Fund, Inc.	Insurance Software Automobiles Commercial Banks Capital Markets
2.0 iShares, Inc. — iShares MSCI Canada Index Fund	Financials Energy Materials Industrials Consumer Discretionary
2.0 SPDR Gold Trust — SPDR Gold Shares	Gold

†	Subject to change at any time.

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	3

Legg Mason Permal Tactical Allocation Fund Breakdown† (%) as of — June 30, 2012

% of Total Long-Term Investments	Top 5 Sectors
2.0 Market Vectors ETF Trust — Junior Gold Miners ETF	Gold Mining
1.9 Market Vectors ETF Trust — Gold Miners ETF	Gold Mining
1.6 EMM Umbrella Funds — The Emerging Markets Middle East Fund, Class A Shares	Financials Industrials Telecommunication Services Energy Consumer Staples
1.5 The Africa Emerging Markets Fund, Class A Shares	Financials Consumer Staples Materials Industrials Telecommunication Services
1.0 Third Point Offshore Investors Ltd.	Long/Short Equity Credit

Common Stocks
8.0 Real Estate Investment Trust (REITs)

Royalty Trusts
3.1 Exploration & Production

†	Subject to change at any time.

4	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.“

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.01%	$1,000.00	$1,040.10	1.00%	$5.07	Class A	5.00%	$1,000.00	$1,019.89	1.00%	$5.02
Class C	3.64	1,000.00	1,036.40	1.75	8.86	Class C	5.00	1,000.00	1,016.16	1.75	8.77
Class FI	4.01	1,000.00	1,040.10	1.00	5.07	Class FI	5.00	1,000.00	1,019.89	1.00	5.02
Class I	4.16	1,000.00	1,041.60	0.75	3.81	Class I	5.00	1,000.00	1,021.13	0.75	3.77
Class IS	4.16	1,000.00	1,041.60	0.75	3.81	Class IS	5.00	1,000.00	1,021.13	0.75	3.77

[1]	For the six months ended June 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	5

Consolidated schedule of investments (unaudited)

June 30, 2012

Legg Mason Permal Tactical Allocation Fund

Description	Shares	Value
Investments in Underlying Funds — 89.1%
Ashmore Emerging Markets Total Return Fund, Institutional Class Shares	337,048	$3,198,582	(a)
BH Macro Ltd. USD Shares	222,452	4,133,452	*(a)
EMM Umbrella Funds — The Emerging Markets Middle East Fund, Class A Shares	153,178	1,755,422	(a)
iShares Trust — iShares Dow Jones U.S. Technology Sector Index Fund	45,554	3,245,723
iShares, Inc.:
iShares MSCI Canada Index Fund	83,800	2,165,392
iShares MSCI Japan Index Fund	479,629	4,513,309
iShares MSCI Mexico Investable Market Index Fund	39,000	2,396,550
John Hancock Funds II — John Hancock Currency Strategies Fund, Class R6 Shares	330,195	3,133,546	*
Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	660,296	7,388,714	(b)
Legg Mason Partners Equity Trust:
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	47,806	6,290,336	*(b)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	419,467	6,342,344	(b)
Legg Mason Partners Institutional Trust — Western Asset Institutional U.S. Treasury Reserves, Institutional Class Shares	5,808,137	5,808,137	(b)
Market Vectors ETF Trust:
Gold Miners ETF	44,700	2,001,219
Junior Gold Miners ETF	108,800	2,085,696
Morgan Stanley China A Share Fund, Inc.	112,500	2,170,125	*
Natixis Funds Trust II — ASG Managed Futures Strategy Fund, Class Y Shares	339,209	3,151,248
SPDR Gold Trust — SPDR Gold Shares	13,757	2,134,949	*
SPDR S&P Regional Banking ETF	121,600	3,329,408
The Africa Emerging Markets Fund, Class A Shares	73,913	1,606,129	*
The China Fund, Inc.	103,755	2,275,347
The Royce Fund — Royce Special Equity Fund, Institutional Class Shares	206,922	4,306,044	(b)
Third Point Offshore Investors Ltd.	108,197	1,065,878	*(a)
Vanguard Specialized Funds — Vanguard Dividend Appreciation Index Fund, ETF Shares	152,600	8,650,894
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	605,729	7,371,726	(b)
Western Asset High Yield Fund, Class IS Shares	378,791	3,234,876	(b)
Total Investments in Underlying Funds (Cost — $91,046,422)		93,755,046

See Notes to Consolidated Financial Statements.

6	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Consolidated schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Permal Tactical Allocation Fund

Description	Shares	Value
Common Stocks — 8.0%
Financials — 8.0%
Real Estate Investment Trusts (REITs) — 8.0%
Chimera Investment Corp.	1,038,500	$2,450,860
Colony Financial Inc.	46,400	802,720
CreXus Investment Corp.	77,200	785,124
Invesco Mortgage Capital Inc.	61,100	1,120,574
MFA Mortgage Investments Inc.	204,960	1,617,135
NorthStar Realty Finance Corp.	155,100	809,622
Starwood Property Trust Inc.	38,200	814,042
Total Common Stocks (Cost — $9,119,526)		8,400,077
Royalty Trusts — 3.1%
Exploration & Production — 3.1%
Chesapeake Granite Wash Trust	55,100	1,084,919
ECA Marcellus Trust I	60,300	1,111,329
Sandridge Mississippian Trust I	42,800	1,101,244
Total Royalty Trusts (Cost — $3,212,194)		3,297,492
Total Investments — 100.2% (Cost — $103,378,142#)		105,452,615
Liabilities in Excess of Other Assets — (0.2)%		(252,824)
Total Net Assets — 100.0%		$105,199,791

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ETF	— Exchange Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Consolidated Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	7

Consolidated statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments in unaffiliated Underlying Funds and investments, at cost	$67,950,054
Investments in affiliated Underlying Funds, at cost	35,428,088
Investments in unaffiliated Underlying Funds and investments, at value	64,710,438
Investments in affiliated Underlying Funds, at value	40,742,177
Receivable for Fund shares sold	235,206
Dividends receivable from unaffiliated Underlying Funds and investments	189,180
Unrealized appreciation on forward foreign currency contracts	76,582
Receivable for affiliated Underlying Funds sold	109
Receivable for unaffiliated Underlying Funds sold	25
Prepaid expenses	46,016
Total Assets	105,999,733

Liabilities:
Due to custodian	257,757
Payable for Fund shares repurchased	130,484
Payable for unaffiliated Underlying Funds purchased	124,796
Payable for affiliated Underlying Funds purchased	72,081
Unrealized depreciation on forward foreign currency contracts	45,367
Service and/or distribution fees payable	39,897
Investment management fee payable	25,297
Trustees’ fees payable	34
Accrued expenses	104,229
Total Liabilities	799,942
Total Net Assets	$105,199,791

Net Assets:
Par value (Note 7)	$74
Paid-in capital in excess of par value	102,640,745
Overdistributed net investment income	(293,850)
Accumulated net realized gain on Underlying Funds, investments, foreign currency transactions and capital gain distributions from Underlying Funds	747,134
Net unrealized appreciation on Underlying Funds, investments and foreign currencies	2,105,688
Total Net Assets	$105,199,791

See Notes to Consolidated Financial Statements.

8	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Consolidated statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class A	1,210,471
Class C	3,131,576
Class FI	6,156
Class I	3,048,165
Class IS	6,103

Net Asset Value:
Class A (and redemption price)	$14.22
Class C*	$14.20
Class FI (and redemption price)	$14.21
Class I (and redemption price)	$14.22
Class IS (and redemption price)	$14.22
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$15.09

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Consolidated Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	9

Consolidated statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Income distributions from unaffiliated Underlying Funds and investments	$981,698
Income distributions from affiliated Underlying Funds	396,173
Short-term gain distributions from unaffiliated Underlying Funds	52,272
Short-term gain distributions from affiliated Underlying Funds	11,946
Interest	19
Total Investment Income	1,442,108

Expenses:
Investment management fee (Note 2)	375,696
Service and/or distribution fees (Notes 2 and 5)	256,413
Transfer agent fees (Note 5)	63,709
Legal fees	57,881
Registration fees	34,562
Shareholder reports	21,388
Audit and tax	15,054
Custody fees	6,430
Fund accounting fees	5,592
Trustees’ fees	5,033
Insurance	1,895
Miscellaneous expenses	2,432
Total Expenses	846,085
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(157,041)
Net Expenses	689,044
Net Investment Income	753,064

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments, Foreign Currency Transactions and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	375,263
Sale of unaffiliated Underlying Funds and investments	(168,053)
Capital gain distributions from unaffiliated Underlying Funds	221,972
Capital gain distributions from affiliated Underlying Funds	2,969
Foreign currency transactions	248,071
Net Realized Gain	680,222
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	1,994,330
Unaffiliated Underlying Funds and investments	1,204,295
Foreign currencies	31,215
Change in Net Unrealized Appreciation (Depreciation)	3,229,840
Net Gain on Underlying Funds, Investments, Foreign Currency Transactions and Capital Gain Distributions from Underlying Funds	3,910,062
Increase in Net Assets from Operations	$4,663,126

See Notes to Consolidated Financial Statements.

10	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Consolidated statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$753,064	$2,283,412
Net realized gain (loss)	680,222	(104,117)
Change in net unrealized appreciation (depreciation)	3,229,840	(8,755,696)
Increase (Decrease) in Net Assets From Operations	4,663,126	(6,576,401)

Distributions To Shareholders From (Notes 1 and 6):
Net investment income	—	(2,300,002)
Net realized gains	(377,681)	—
Decrease in Net Assets From Distributions to Shareholders	(377,681)	(2,300,002)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	9,206,451	63,826,734
Reinvestment of distributions	257,893	1,544,295
Cost of shares repurchased	(26,464,631)	(31,227,053)
Increase (Decrease) in Net Assets From Fund Share Transactions	(17,000,287)	34,143,976
Increase (Decrease) in Net Assets	(12,714,842)	25,267,573

Net assets:
Beginning of period	117,914,633	92,647,060
End of period*	$105,199,791	$117,914,633
* Includes overdistributed net investment income of:	$(293,850)	$(1,046,914)

See Notes to Consolidated Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	11

Consolidated financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2011	2010	2009[3]

Net asset value, beginning of period	$13.72	$14.69	$13.66	$11.40

Income (loss) from operations:
Net investment income[4]	0.10	0.30	0.24	0.28
Net realized and unrealized gain (loss)	0.45	(0.97)	1.15	2.24
Total income (loss) from operations	0.55	(0.67)	1.39	2.52

Less distributions from:
Net investment income	—	(0.30)	(0.34)	(0.20)
Net realized gains	(0.05)	—	(0.02)	(0.06)
Total distributions	(0.05)	(0.30)	(0.36)	(0.26)

Net asset value, end of period	$14.22	$13.72	$14.69	$13.66
Total return[5]	4.01%	(4.58)%	10.19%	21.76%[6]

Net assets, end of period (000s)	$17,218	$20,408	$16,492	$17,548

Ratios to average net assets:
Gross expenses[7]	1.29%[8]	1.26%	1.61%	7.61%[8]
Net expenses[7,9,10]	1.00 [8]	1.05	1.13	1.16 [8]
Net investment income	1.46 [8]	2.06	1.71	2.89 [8]

Portfolio turnover rate	28%	99%	112%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 22.08%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange traded funds, exchange traded notes and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses, to average net assets of Class A shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. The expense limitation takes into account the Underlying Funds expense ratios.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

12	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2011	2010	2009[3]

Net asset value, beginning of period	$13.75	$14.71	$13.68	$11.40

Income (loss) from operations:
Net investment income[4]	0.06	0.21	0.18	0.28
Net realized and unrealized gain (loss)	0.44	(0.98)	1.10	2.15
Total income (loss) from operations	0.50	(0.77)	1.28	2.43

Less distributions from:
Net investment income	—	(0.19)	(0.23)	(0.09)
Net realized gains	(0.05)	—	(0.02)	(0.06)
Total distributions	(0.05)	(0.19)	(0.25)	(0.15)

Net asset value, end of period	$14.20	$13.75	$14.71	$13.68
Total return[5]	3.64%	(5.28)%	9.36%	21.03%[6]

Net assets, end of period (000s)	$44,454	$45,602	$31,874	$8,452

Ratios to average net assets:
Gross expenses[7]	2.02%[8]	2.02%	2.27%	5.49%[8]
Net expenses[7,9,10]	1.75 [8]	1.80	1.88	1.91 [8]
Net investment income	0.79 [8]	1.47	1.33	2.91 [8]

Portfolio turnover rate	28%	99%	112%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 21.35%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange traded funds, exchange traded notes and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses, to average net assets of Class C shares did not exceed 2.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. The expense limitation takes into account the Underlying Funds expense ratios.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	13

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2011	2010	2009[3]

Net asset value, beginning of period	$13.71	$14.68	$13.65	$11.40

Income (loss) from operations:
Net investment income[4]	0.11	0.27	0.23	0.23
Net realized and unrealized gain (loss)	0.44	(0.94)	1.16	2.28
Total income (loss) from operations	0.55	(0.67)	1.39	2.51

Less distributions from:
Net investment income	—	(0.30)	(0.34)	(0.20)
Net realized gains	(0.05)	—	(0.02)	(0.06)
Total distributions	(0.05)	(0.30)	(0.36)	(0.26)

Net asset value, end of period	$14.21	$13.71	$14.68	$13.65
Total return[5]	4.01%	(4.58)%	10.20%	21.67%[6]

Net assets, end of period (000s)	$87	$90	$134	$122

Ratios to average net assets:
Gross expenses[7]	1.41%[8]	1.41%	1.73%	10.04%[8]
Net expenses[7,9,10]	1.00 [8]	1.06	1.13	1.15 [8]
Net investment income	1.51 [8]	1.86	1.67	2.39 [8]

Portfolio turnover rate	28%	99%	112%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 21.99%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange traded funds, exchange traded notes and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. The expense limitation takes into account the Underlying Funds expense ratios.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

14	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2011	2010	2009[3]

Net asset value, beginning of period	$13.70	$14.67	$13.64	$11.40

Income (loss) from operations:
Net investment income[4]	0.12	0.34	0.33	0.36
Net realized and unrealized gain (loss)	0.45	(0.98)	1.10	2.17
Total income (loss) from operations	0.57	(0.64)	1.43	2.53

Less distributions from:
Net investment income	—	(0.33)	(0.38)	(0.23)
Net realized gains	(0.05)	—	(0.02)	(0.06)
Total distributions	(0.05)	(0.33)	(0.40)	(0.29)

Net asset value, end of period	$14.22	$13.70	$14.67	$13.64
Total return[5]	4.16%	(4.35)%	10.48%	21.89%[6]

Net assets, end of period (000s)	$43,353	$51,732	$44,012	$8,608

Ratios to average net assets:
Gross expenses[7]	1.01%[8]	0.97%	1.19%	6.16%[8]
Net expenses[7,9,10]	0.75 [8]	0.80	0.88	0.91 [8]
Net investment income	1.72 [8]	2.30	2.36	3.75 [8]

Portfolio turnover rate	28%	99%	112%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 22.21%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange traded funds, exchange traded notes and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses, to average net assets of Class I shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. The expense limitation takes into account the Underlying Funds expense ratios.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2012[2]	2011	2010	2009[3]

Net asset value, beginning of period	$13.70	$14.67	$13.64	$11.40

Income (loss) from operations:
Net investment income[4]	0.13	0.31	0.27	0.25
Net realized and unrealized gain (loss)	0.44	(0.95)	1.16	2.28
Total income (loss) from operations	0.57	(0.64)	1.43	2.53

Less distributions from:
Net investment income	—	(0.33)	(0.38)	(0.23)
Net realized gains	(0.05)	—	(0.02)	(0.06)
Total distributions	(0.05)	(0.33)	(0.40)	(0.29)

Net asset value, end of period	$14.22	$13.70	$14.67	$13.64
Total return[5]	4.16%	(4.35)%	10.48%	21.88%[6]

Net assets, end of period (000s)	$87	$83	$135	$122

Ratios to average net assets:
Gross expenses[7]	1.14%[8]	1.16%	1.48%	9.79%[8]
Net expenses[7,9,10]	0.75 [8]	0.81	0.88	0.90 [8]
Net investment income	1.81 [8]	2.08	1.92	2.63 [8]

Portfolio turnover rate	28%	99%	112%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 22.21%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange traded funds, exchange traded notes and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. The expense limitation takes into account the Underlying Funds expense ratios.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

16	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Permal Tactical Allocation Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund may invest directly in fixed income, indexed or other performance-related instruments (including exchange-traded notes (“ETNs”)), equity securities, forwards and derivatives. However, while authorized to invest directly, most of the Fund’s long or short exposure to asset classes will be achieved indirectly through investments in a combination of intermediary securities such as open-end (including exchange-traded funds (“ETFs”)), and closed-end funds as well as funds that are commonly referred to as hedge funds.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Tactical Allocation Fund, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments. These financial statements are consolidated financial statements of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when consolidated financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the consolidated financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs and closed-end funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	17

manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

		ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in Underlying Funds	$83,601,712	$10,153,334	—	$93,755,046
Common stocks	8,400,077	—	—	8,400,077
Royalty trusts	3,297,492	—	—	3,297,492
Total investments	$95,299,281	$10,153,334	—	$105,452,615
Other financial instruments:
Forward foreign currency contracts	—	76,582	—	76,582
Total	$95,299,281	$10,229,916	—	$105,529,197

		LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$45,367	—	$45,367

†	See Consolidated Schedule of Investments for additional detailed categorizations.

For the six months ended June 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2012, securities valued at $5,199,330 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	19

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into forward foreign currency contracts to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge

20	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Fund of funds risk. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investments from such underlying fund at a time that is unfavorable to the Fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

(f) Foreign investment risks. The Fund’s and an underlying fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund or an underlying fund. Foreign investments may also subject the Fund or an underlying fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	21

assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2012, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $45,367. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

22	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s consolidated financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax is required in the Fund’s consolidated financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Permal Asset Management Inc. (“Permal”) and Legg Mason Global Asset Allocation, LLC (“LMGAA”) are the Fund’s subadvisers. Western Asset Management Company (“Western Asset”) manages the cash and short-term instruments. LMPFA, Permal, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund, except, in certain cases, for the management of cash and short-term instruments, which is provided by Western Asset. For their services, LMPFA pays Permal and Western Asset an aggregate subadvisory fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
Up to and including $250 million	0.450%
Over $250 million and up to and including $750 million	0.400
Over $750 million	0.350

For its services, LMPFA pays LMGAA an annual rate of 0.05% of the Fund’s average daily net assets.

The investment manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage (including brokerage commissions paid on purchases and sales of shares of closed-end funds, ETFs, ETNs and other assets),

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	23

taxes, incentive or performance-based fees of underlying funds and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.75% for Class A shares, 2.50% for Class C shares, 1.75% for Class FI shares, 1.50% for Class I shares and 1.50% for Class IS shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. The expense limitations take into account the expenses of the Underlying Funds. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Fund’s most recent prospectus) of the class of shares of each Underlying Fund held by the Fund, weighted in proportion to the Fund’s investment allocation among the Underlying Funds.

In addition, the Fund indirectly pays management and/or administrative fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds.

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $157,041.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if shares are redeemed within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2012, LMIS and its affiliates received sales charges of approximately $3,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2012, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class C
CDSCs	—	$7,000

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust

24	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$31,755,495
Sales	46,002,032

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,084,668
Gross unrealized depreciation	(5,010,195)
Net unrealized appreciation	$2,074,473

At June 30, 2012, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	Morgan Stanley Capital Services Inc.	4,382,000	$2,155,644	9/5/12	$54,469
Contracts to Sell:
Australian Dollar	Morgan Stanley Capital Services Inc.	1,903,000	1,933,798	9/19/12	(21,782)
Brazilian Real	Morgan Stanley Capital Services Inc.	4,382,000	2,155,644	9/5/12	(10,969)
Euro	Morgan Stanley Capital Services Inc.	1,500,000	1,899,661	9/19/12	(12,616)
Japanese Yen	Morgan Stanley Capital Services Inc.	165,560,000	2,073,397	9/19/12	22,113
					(23,254)
Net unrealized gain on open forward foreign currency contracts					$31,215

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2012.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$76,582

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$45,367

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	25

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the six months ended June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$193,646

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$31,215

During the six months ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$564,644
Forward foreign currency contracts (to sell)	4,807,479

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, C and FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of Class C shares. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$24,868	$13,403
Class C	231,429	26,296
Class FI	116	117
Class I	—	23,795
Class IS	—	98
Total	$256,413	$63,709

26	Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

For the six months ended June 30, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$29,318
Class C	64,015
Class FI	192
Class I	63,346
Class IS	170
Total	$157,041

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Net Investment Income:
Class A	—	$431,550
Class C	—	633,540
Class FI	—	1,899
Class I	—	1,231,043
Class IS	—	1,970
Total	—	$2,300,002

Net Realized Gains:
Class A	$61,493	—
Class C	157,224	—
Class FI	306	—
Class I	158,355	—
Class IS	303	—
Total	$377,681	—

7. Shares of beneficial interest

At June 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A
Shares sold	64,403	$927,321	739,193	$10,944,323
Shares issued on reinvestment	4,010	57,102	29,589	405,377
Shares repurchased	(345,144)	(4,949,421)	(404,343)	(5,817,277)
Net increase (decrease)	(276,731)	$(3,964,998)	364,439	$5,532,423

Legg Mason Permal Tactical Allocation Fund 2012 Semi-Annual Report	27

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class C
Shares sold	281,725	$4,052,992	1,699,833	$24,715,003
Shares issued on reinvestment	8,674	123,343	35,188	482,780
Shares repurchased	(476,496)	(6,864,168)	(583,790)	(8,479,245)
Net increase (decrease)	(186,097)	$(2,687,833)	1,151,231	$16,718,538

Class FI
Shares sold	115	$1,664	504	$7,626
Shares issued on reinvestment	21	306	139	1,899
Shares repurchased	(515)	(7,255)	(3,266)	(50,001)
Net decrease	(379)	$(5,285)	(2,623)	$(40,476)

Class I
Shares sold	294,695	$4,224,474	1,899,030	$28,159,782
Shares issued on reinvestment	5,396	76,839	47,681	652,269
Shares repurchased	(1,026,988)	(14,643,787)	(1,172,002)	(16,830,530)
Net increase (decrease)	(726,897)	$(10,342,474)	774,709	$11,981,521

Class IS
Shares issued on reinvestment	21	303	144	1,970
Shares repurchased	—	—	(3,266)	(50,000)
Net increase (decrease)	21	$303	(3,122)	$(48,030)

8. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason

Permal Tactical Allocation Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome K. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Legg Mason Global Asset Allocation, LLC

Permal Asset Management Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Permal Tactical Allocation Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Permal Tactical Allocation Fund

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926. (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Permal Tactical Allocation Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

PRML011932 8/12 SR12-1715

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	August 23, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Equity Trust

Date:	August 23, 2012